OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable Abstract
Schedule of other accounts receivable
	December 31,
	2024	2023

Interest receivable	64	53
Government authorities	173	298
Advances to supplies	584	328
Prepaid expenses	606	552
Others	43	561

	1,470	1,792